Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Jul. 22, 2024
Kurv Technology Titans Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Technology Titans Select ETF NAV
Account Value	$ 10,775	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,894	10,000
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,590	$ 10,000